SCHEDULE OF ACCOUNTS RECEIVABLES, NET (Details) - USD ($)	Jun. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for credit losses	$ (394,545)	$ (469,383)	$ (468,023)
Accounts receivable, net	3,721,520		2,687,479			10,353,708
Billed Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	2,728,891		1,518,937			8,513,420
Billed Accounts Receivable Factored [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	1,368,916		1,591,240			1,840,288
Unbilled Revenues [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 18,258		$ 45,325